Other Financial Liabilities	12 Months Ended
Mar. 31, 2025
Other Financial Liabilities [Abstract]
Other financial liabilities

21.    Other financial liabilities

Other financial liabilities consist of the following:

	As of March 31,
(In millions)	Note	2024	2025
Current portion
Accrued expenses		¥646	¥487
Lease liabilities	18	384	376
Loans payable to related party	29	—	751
Other payables to parent company	29	125	—
Other payables to third parties		50	1,210
Other		1	2
Sub-total		¥1,206	¥2,826
Non-current portion
Lease liabilities	18	¥1,277	¥901
Sub-total		1,277	901
Total		¥2,483	¥3,727